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                                                           FILE NUMBER 028-00568


                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

        Report for the Calendar Year or Quarter Ended September 30, 2002
                       If amended report check here:_____

Name of Institutional Investment Manager:

Robert E. Torray & Co. Inc.

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD  20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 13th day of November, 2002.

                                   By:  /s/  William M Lane
                                      --------------------------------------
                                             William M Lane, Vice President
                                             for Robert E. Torray & Co. Inc.


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September 30, 2002                        Form 13F - Robert E. Torray & Co. Inc.

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

                   Item 1             Item 2      Item 3           Item 4         Item 5

                                      Title        CUSIP        Fair Market       Total

Name of Issuer                       of Class     Number            Value         Shares
--------------                       --------     ------            -----         ------
Abbott Laboratories                   common     002824100        90,928,280     2,250,700
                                                                  25,120,720       621,800
Agilent Technologies Inc.             common     00846U101        20,607,374     1,577,900
                                                                   6,335,406       485,100
American Express Company              common     025816109        51,930,290     1,665,500
                                                                  16,023,402       513,900
American International Group          common     026874107        62,539,604     1,143,320
                                                                  17,700,920       323,600
Amgen Inc.                            common     031162100        28,923,120       693,600
                                                                   7,835,430       187,900
Automatic Data Processing Inc.        common     053015103        69,147,099     1,988,700
                                                                  18,601,950       535,000
Bank of America Corporation           common     060505104        46,893,000       735,000
                                                                  14,163,600       222,000
Bank One Corporation                  common     06423A103        71,231,443     1,904,584
                                                                  22,246,979       594,839
Boston Scientific Corporation         common     101137107        76,962,216     2,438,600
                                                                  22,098,312       700,200
Bristol-Myers Squibb Company          common     110122108        52,804,346     2,218,670
                                                                  13,834,940       581,300
Clear Channel Communications          common     184502102        66,452,425     1,912,300
                                                                  18,525,225       533,100
Disney (Walt) Company                 common     254687106        56,980,904     3,763,600
                                                                  15,106,692       997,800
EMC Corporation                       common     268648102        13,443,569     2,941,700
                                                                   3,672,452       803,600
Echostar Communications Corporation   common     278762109        19,938,250     1,152,500
                                                                   5,311,100       307,000
Emerson Electric Company              common     291011104        35,365,109       804,850
                                                                  10,747,724       244,600
Franklin Resources, Inc.              common     354613101        64,702,306     2,080,460
                                                                  14,753,840       474,400
Gannett Company Inc.                  common     364730101        67,726,494       938,300
                                                                  18,940,032       262,400
Hughes Electronics Corporation        common     370442832        57,991,785     6,337,900
                                                                  15,467,160     1,690,400
Gillette Company, The                 common     375766102        57,625,280     1,946,800
                                                                  13,618,960       460,100
Hewlett-Packard Company               common     428236103        38,234,421     3,276,300
                                                                  11,060,826       947,800
Honeywell International Inc.          common     438516106        49,163,868     2,269,800
                                                                  13,102,134       604,900
Illinois Tool Works                   common     452308109       107,318,451     1,839,850
                                                                  30,389,930       521,000
Intel Corporation                     common     458140100        11,937,066       859,400
                                                                   3,190,533       229,700
I B M Corporation                     common     459200101        24,111,185       413,500
                                                                   6,239,170       107,000
Interpublic Group of Companies        common     460690100        60,537,490     3,819,400
                                                                  16,501,435     1,041,100
J.P. Morgan Chase & Co.               common     46625H100        53,792,783     2,832,690
                                                                  14,451,770       761,020
Johnson & Johnson                     common     478160104        85,819,552     1,586,900
                                                                  24,465,792       452,400
Kimberly-Clark Corporation            common     494368103       102,056,784     1,801,850
                                                                  28,269,137       499,102
Markel Corporation                    common     570535104        82,589,389       414,647
                                                                  15,350,006        77,066
Merck & Co., Inc.                     common     589331107        52,872,757     1,156,700
                                                                  16,588,159       362,900
Oracle Corporation                    common     68389X105        21,277,806     2,707,100
                                                                   6,001,110       763,500
Pfizer Inc.                           common     717081103        51,211,449     1,764,695
                                                                  14,109,524       486,200
Procter & Gamble Company              common     742718109        72,540,808       811,600
                                                                  21,933,852       245,400
Sun MicroSystems Inc.                 common     866810104         9,477,846     3,659,400
                                                                   2,545,970       983,000
Tribune Company                       common     896047107       105,265,037     2,517,700
                                                                  28,970,149       692,900
United Technologies Corporation       common     913017109        91,980,407     1,628,260
                                                                  26,160,519       463,100
Wyeth                                 common     983024100        35,045,190     1,102,050
                                                                   8,163,060       256,700
                                                             ---------------
Total                                                          2,635,023,103
                                                             ===============

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

                   Item 1                         Item 6               Item 7                    Item 8

                                                  Invest                                      Voting Authority
                                      -----------------------------                ----------------------------------
Name of Issuer                        (a)Sole   (b)Shared   (c)Other  Managers      (a)Sole     (b)Shared     (c)None
--------------                       --------   ---------   --------  --------      --------    ----------    -------
Abbott Laboratories                    X                               All         2,250,700
                                       X                               All                                    621,800
Agilent Technologies Inc.              X                               All         1,577,900
                                       X                               All                                    485,100
American Express Company               X                               All         1,665,500
                                       X                               All                                    513,900
American International Group           X                               All         1,143,320
                                       X                               All                                    323,600
Amgen Inc.                             X                               All           693,600
                                       X                               All                                    187,900
Automatic Data Processing Inc.         X                               All         1,988,700
                                       X                               All                                    535,000
Bank of America Corporation            X                               All           735,000
                                       X                               All                                    222,000
Bank One Corporation                   X                               All         1,904,584
                                       X                               All                                    594,839
Boston Scientific Corporation          X                               All         2,438,600
                                       X                               All                                    700,200
Bristol-Myers Squibb Company           X                               All         2,218,670
                                       X                               All                                    581,300
Clear Channel Communications           X                               All         1,912,300
                                       X                               All                                    533,100
Disney (Walt) Company                  X                               All         3,763,600
                                       X                               All                                    997,800
EMC Corporation                        X                               All         2,941,700
                                       X                               All                                    803,600
Echostar Communications Corporation    X                               All         1,152,500
                                       X                               All                                    307,000
Emerson Electric Company               X                               All           804,850
                                       X                               All                                    244,600
Franklin Resources, Inc.               X                               All         2,080,460
                                       X                               All                                    474,400
Gannett Company Inc.                   X                               All           938,300
                                       X                               All                                    262,400
Hughes Electronics Corporation         X                               All         6,337,900
                                       X                               All                                  1,690,400
Gillette Company, The                  X                               All         1,946,800
                                       X                               All                                    460,100
Hewlett-Packard Company                X                               All         3,276,300
                                       X                               All                                    947,800
Honeywell International Inc.           X                               All         2,269,800
                                       X                               All                                    604,900
Illinois Tool Works                    X                               All         1,839,850
                                       X                               All                                    521,000
Intel Corporation                      X                               All           859,400
                                       X                               All                                    229,700
I B M Corporation                      X                               All           413,500
                                       X                               All                                    107,000
Interpublic Group of Companies         X                               All         3,819,400
                                       X                               All                                  1,041,100
J.P. Morgan Chase & Co.                X                               All         2,832,690
                                       X                               All                                    761,020
Johnson & Johnson                      X                               All         1,586,900
                                       X                               All                                    452,400
Kimberly-Clark Corporation             X                               All         1,801,850
                                       X                               All                                    499,102
Markel Corporation                     X                               All           414,647
                                       X                               All                                     77,066
Merck & Co., Inc.                      X                               All         1,156,700
                                       X                               All                                    362,900
Oracle Corporation                     X                               All         2,707,100
                                       X                               All                                    763,500
Pfizer Inc.                            X                               All         1,764,695
                                       X                               All                                    486,200
Procter & Gamble Company               X                               All           811,600
                                       X                               All                                    245,400
Sun MicroSystems Inc.                  X                               All         3,659,400
                                       X                               All                                    983,000
Tribune Company                        X                               All         2,517,700
                                       X                               All                                    692,900
United Technologies Corporation        X                               All         1,628,260
                                       X                               All                                    463,100
Wyeth                                  X                               All         1,102,050
                                       X                               All                                    256,700

Total


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